Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 143,760,000
Total Fee Amount	19,853.26
Total Offset Amount	0
Net Fee	$ 19,853.2
Offset Table N/A	N/A